November 15, 2001
DEAR FELLOW SHAREHOLDERS:

As we were reviewing the portfolio in the first week of September, corporate earnings and the economy were not rosy, but we observed some early signs of encouragement in individual company data and in the market -- a glimmer of light at the end of the tunnel. The terrorist attacks of September 11 changed a lot of things, including the hope that a market recovery might be at hand. The economy, teetering on the verge of recession, appears to have been pushed over the edge. Corporate spending plans have been delayed, further limiting visibility. The consumer, which up to that point had given strong support to the economy, headed to the sidelines.

The horrific images from New York, Washington, and Pennsylvania will haunt us, but, at some point, we as a country and as investors need to step back and look at history -- and then move forward. We are nothing if not resilient. Between 1980 and 2000, the stock market went through periods of 15% inflation, 13% mortgage rates, the attempted assassination of President Reagan, a war in the Middle East, and the impeachment of President Clinton. These were volatile years, rocked by huge events. At any point, there were reasons to stay out of the market. Yet, according to Ibbotson Associates, $1 invested in the S&P 500 in 1980 was worth $18.41 at the end of 2000.

Markets do not like the uncertainty that follows a major act of aggression or terrorism. That uncertainty generally causes a downdraft in the market. Longer term, however, these periods of insecurity have generally proven to be the wrong times to sell. A number of studies have been published reviewing the average market performance following various negative historical events. Regardless of the number of events included in the studies (some use as many as fourteen, some just a handful, depending on the importance placed upon those events by the research group compiling the study), the results were similar -- the market generally recovers to previous levels within a matter of weeks or months. As you can see below, when these "crisis" events are charted on a long-term graph of the market, they represent blips on the market's screen.

For comparison, we can look back to the most recent "war time" event -- the invasion of Kuwait and the ensuing Gulf War. Then, as now, the country was gripped with fear as we watched non-stop coverage by CNN. We were also in the middle of the last U.S. recession, which stretched from the third quarter of 1990 through the first quarter of 1991. While we are also likely in a recession now, there are at least two differences that favor the current environment -- inflation is lower and the Federal government is in a much better financial position.

Remember that a recession is followed by a recovery, and the market anticipates recovery. It did so in the 1990-1991 period when it began trending upward during the last two quarters of that recession. We expect that it will be no different this time around -- the market will begin its recovery before the economy statistically emerges from recession. When will it happen -- this quarter, 2002? Nobody can pinpoint the beginning of a recovery -- but it's coming. We believe steps being taken by U.S. policymakers (interest rate cuts, money supply growth, tax relief, etc.) suggest that the economy will recover sooner rather than later.

[LINE GRAPH]

     Date:          Dow Jones Close:             Historical Events:
     -----          ----------------             ------------------
    Oct-01                   9119.77               12/7/41 Pearl Harbor
    Sep-01                   8847.56              10/22/62 Cuban Missile Crisis
    Aug-01                   9949.75              11/22/63 John F Kennedy Assassinated
    Jul-01                  10522.81               4/18/83 Beirut Embassy Bombing
    Jun-01                   10502.4                8/2/90 Iraq Invades Kuwait
    May-01                  10911.94               2/26/93 World Trade Center Bombed
    Apr-01                  10734.97               4/19/95 Oklahoma City Bombing
    Mar-01                   9878.78
    Feb-01                  10495.28
    Jan-01                  10887.36
    Dec-00                  10787.99
    Nov-00                  10414.49
    Oct-00                  10971.14
    Sep-00                  10650.92
    Aug-00                  11215.10
    Jul-00                  10521.98
    Jun-00                  10447.89
    May-00                  10522.33
    Apr-00                  10733.91
    Mar-00                  10921.92
    Feb-00                  10128.31
    Jan-00                  10940.53
    Dec-99                  11497.12
    Nov-99                  10877.81
    Oct-99                  10729.86
    Sep-99                  10336.95
    Aug-99                  10829.28
    Jul-99                  10655.15
    Jun-99                   10970.8
    May-99                  10559.74
    Apr-99                  10789.04
    Mar-99                   9786.16
    Feb-99                   9306.58
    Jan-99                   9358.83
    Dec-98                   9181.43
    Nov-98                   9116.55
    Oct-98                    8592.1
    Sep-98                   7842.62
    Aug-98                   7539.07
    Jul-98                   8883.29
    Jun-98                   8952.02
    May-98                   8899.95
    Apr-98                   9063.37
    Mar-98                   8799.81
    Feb-98                   8545.72
    Jan-98                    7906.5
    Dec-97                   7908.25
    Nov-97                   7823.13
    Oct-97                   7442.08
    Sep-97                   7945.26
    Aug-97                   7622.42
    Jul-97                   8222.61
    Jun-97                   7672.79
    May-97                   7331.04
    Apr-97                   7008.99
    Mar-97                   6583.48
    Feb-97                   6877.74
    Jan-97                   6813.09
    Dec-96                   6448.27
    Nov-96                    6521.7
    Oct-96                   6029.38
    Sep-96                   5882.17
    Aug-96                   5616.21
    Jul-96                   5528.91
    Jun-96                   5654.63
    May-96                   5643.18
    Apr-96                   5569.08
    Mar-96                   5587.14
    Feb-96                   5485.62
    Jan-96                    5395.3
    Dec-95                   5117.12
    Nov-95                   5074.49
    Oct-95                   4755.48
    Sep-95                   4789.08
    Aug-95                   4610.56
    Jul-95                   4708.47
    Jun-95                    4556.1
    May-95                   4465.14
    Apr-95                   4321.27
    Mar-95                   4157.69
    Feb-95                   4011.05
    Jan-95                   3843.86
    Dec-94                   3834.44
    Nov-94                   3739.23
    Oct-94                   3908.12
    Sep-94                   3843.19
    Aug-94                   3913.42
    Jul-94                    3764.5
    Jun-94                   3624.96
    May-94                   3758.37
    Apr-94                   3681.69
    Mar-94                   3635.96
    Feb-94                   3832.02
    Jan-94                   3978.36
    Dec-93                   3754.09
    Nov-93                   3683.95
    Oct-93                   3680.59
    Sep-93                   3555.12
    Aug-93                   3651.25
    Jul-93                   3539.47
    Jun-93                   3516.08
    May-93                   3527.43
    Apr-93                   3427.55
    Mar-93                   3435.11
    Feb-93                   3370.81
    Jan-93                   3310.03
    Dec-92                   3301.11
    Nov-92                   3305.16
    Oct-92                   3226.28
    Sep-92                   3271.66
    Aug-92                   3257.35
    Jul-92                   3393.78
    Jun-92                   3318.52
    May-92                   3396.88
    Apr-92                   3359.12
    Mar-92                   3235.47
    Feb-92                   3267.67
    Jan-92                   3223.39
    Dec-91                   3168.83
    Nov-91                   2894.68
    Oct-91                    3069.1
    Sep-91                   3016.77
    Aug-91                    3043.6
    Jul-91                   3024.82
    Jun-91                   2906.75
    May-91                    3027.5
    Apr-91                   2887.87
    Mar-91                   2913.86
    Feb-91                   2882.18
    Jan-91                   2736.39
    Dec-90                   2633.66
    Nov-90                   2559.65
    Oct-90                   2442.33
    Sep-90                   2452.48
    Aug-90                   2614.36
    Jul-90                    2905.2
    Jun-90                   2880.69
    May-90                   2876.66
    Apr-90                   2656.76
    Mar-90                   2707.21
    Feb-90                   2627.25
    Jan-90                   2590.54
    Dec-89                    2753.2
    Nov-89                   2706.27
    Oct-89                   2645.08
    Sep-89                   2692.82
    Aug-89                   2737.27
    Jul-89                   2660.66
    Jun-89                   2440.06
    May-89                   2480.15
    Apr-89                    2418.8
    Mar-89                   2293.62
    Feb-89                   2258.39
    Jan-89                   2342.32
    Dec-88                   2168.57
    Nov-88                   2114.51
    Oct-88                   2148.65
    Sep-88                   2112.91
    Aug-88                   2031.65
    Jul-88                   2128.73
    Jun-88                   2141.71
    May-88                   2031.12
    Apr-88                   2032.33
    Mar-88                   1988.06
    Feb-88                   2071.62
    Jan-88                   1958.22
    Dec-87                   1938.83
    Nov-87                   1833.55
    Oct-87                   1993.53
    Sep-87                   2596.28
    Aug-87                   2662.95
    Jul-87                   2572.07
    Jun-87                   2418.53
    May-87                   2291.57
    Apr-87                   2286.36
    Mar-87                   2304.69
    Feb-87                   2223.99
    Jan-87                   2158.04
    Dec-86                   1895.95
    Nov-86                   1914.23
    Oct-86                   1877.71
    Sep-86                   1767.58
    Aug-86                   1898.34
    Jul-86                   1775.31
    Jun-86                   1892.72
    May-86                   1876.71
    Apr-86                   1783.98
    Mar-86                   1818.61
    Feb-86                   1709.06
    Jan-86                   1570.99
    Dec-85                   1546.67
    Nov-85                   1472.13
    Oct-85                   1374.31
    Sep-85                   1328.63
    Aug-85                   1334.01
    Jul-85                   1347.45
    Jun-85                   1335.46
    May-85                   1315.41
    Apr-85                   1258.06
    Mar-85                   1266.78
    Feb-85                   1284.01
    Jan-85                   1286.77
    Dec-84                   1211.57
    Nov-84                   1188.94
    Oct-84                   1207.38
    Sep-84                   1206.71
    Aug-84                   1224.38
    Jul-84                   1115.28
    Jun-84                    1132.4
    May-84                   1104.85
    Apr-84                   1170.75
    Mar-84                   1164.89
    Feb-84                   1154.63
    Jan-84                   1220.58
    Dec-83                   1258.64
    Nov-83                   1276.02
    Oct-83                    1225.2
    Sep-83                   1233.13
    Aug-83                   1216.16
    Jul-83                   1199.22
    Jun-83                   1221.96
    May-83                   1199.98
    Apr-83                    1226.2
    Mar-83                   1130.03
    Feb-83                   1112.16
    Jan-83                    1075.7
    Dec-82                   1046.54
    Nov-82                   1039.28
    Oct-82                    991.72
    Sep-82                    896.25
    Aug-82                    901.31
    Jul-82                     808.6
    Jun-82                    811.93
    May-82                    819.54
    Apr-82                    848.36
    Mar-82                    822.77
    Feb-82                    824.39
    Jan-82                     871.1
    Nov-81                    888.98
    Oct-81                    852.55
    Sep-81                    849.98
    Aug-81                    881.47
    Jul-81                    952.34
    Jun-81                    976.88
    May-81                    991.75
    Apr-81                    997.75
    Mar-81                   1003.87
    Feb-81                    974.58
    Jan-81                    947.27
    Dec-80                    963.99
    Nov-80                    993.34
    Oct-80                    924.49
    Sep-80                    932.42
    Aug-80                    932.59
    Jul-80                    935.32
    Jun-80                    867.92
    May-80                    850.85
    Apr-80                    817.06
    Mar-80                    785.75
    Feb-80                    863.14
    Jan-80                    875.85
    Dec-79                    838.74
    Nov-79                    822.35
    Oct-79                     815.7
    Sep-79                    878.58
    Aug-79                    887.63
    Jul-79                    846.42
    Jun-79                    841.98
    May-79                    822.33
    Apr-79                     854.9
    Mar-79                    862.18
    Feb-79                    808.82
    Jan-79                    839.22
    Dec-78                    805.01
    Nov-78                    799.03
    Oct-78                    792.45
    Sep-78                    865.82
    Aug-78                    876.82
    Jul-78                    862.27
    Jun-78                    818.95
    May-78                    840.61
    Apr-78                    837.32
    Mar-78                    757.36
    Feb-78                    742.12
    Jan-78                    769.92
    Dec-77                    831.17
    Nov-77                     829.7
    Oct-77                    818.35
    Sep-77                    847.11
    Aug-77                    861.49
    Jul-77                    890.07
    Jun-77                     916.3
    May-77                    898.66
    Apr-77                     926.9
    Mar-77                    919.13
    Feb-77                    936.42
    Jan-77                    954.37
    Dec-76                   1004.65
    Nov-76                    947.22
    Oct-76                    964.93
    Sep-76                    990.19
    Aug-76                    973.74
    Jul-76                    984.64
    Jun-76                   1002.78
    May-76                    975.23
    Apr-76                    996.85
    Mar-76                    999.45
    Feb-76                    972.61
    Jan-76                    975.28
    Dec-75                    852.41
    Nov-75                    860.67
    Oct-75                    836.04
    Sep-75                    793.88
    Aug-75                    835.34
    Jul-75                    831.51
    Jun-75                    878.99
    May-75                    832.29
    Apr-75                    821.34
    Mar-75                    768.15
    Feb-75                    739.05
    Jan-75                    703.69
    Dec-74                    616.24
    Nov-74                    618.66
    Oct-74                    665.52
    Sep-74                    607.87
    Aug-74                    678.58
    Jul-74                    757.43
    Jun-74                    802.41
    May-74                    802.17
    Apr-74                    836.75
    Mar-74                    846.68
    Feb-74                    860.53
    Jan-74                    855.55
    Dec-73                    850.86
    Nov-73                    822.25
    Oct-73                    956.58
    Sep-73                     947.1
    Aug-73                    887.57
    Jul-73                     926.4
    Jun-73                    891.71
    May-73                    901.41
    Apr-73                    921.43
    Mar-73                    951.01
    Feb-73                    955.07
    Jan-73                    999.02
    Dec-72                   1020.02
    Nov-72                   1018.21
    Oct-72                    955.52
    Sep-72                    953.27
    Aug-72                    963.73
    Jul-72                    924.74
    Jun-72                    929.03
    May-72                    960.72
    Apr-72                    954.17
    Mar-72                     940.7
    Feb-72                    928.13
    Jan-72                    902.17
    Dec-71                     890.2
    Nov-71                    831.34
    Oct-71                       839
    Sep-71                    887.19
    Aug-71                    898.07
    Jul-71                    858.43
    Jun-71                    891.14
    May-71                    907.81
    Apr-71                    941.75
    Mar-71                    904.37
    Feb-71                    878.83
    Jan-71                     868.5
    Dec-70                    838.92
    Nov-70                    794.09
    Oct-70                    755.61
    Sep-70                    760.68
    Aug-70                    764.58
    Jul-70                    734.12
    Jun-70                    683.53
    May-70                    700.44
    Apr-70                    736.07
    Mar-70                    785.57
    Feb-70                    777.59
    Jan-70                    744.06
    Dec-69                    800.36
    Nov-69                     812.3
    Oct-69                    855.99
    Sep-69                    813.09
    Aug-69                    836.72
    Jul-69                    815.47
    Jun-69                    873.19
    May-69                    937.56
    Apr-69                    950.18
    Mar-69                    935.48
    Feb-69                    905.21
    Jan-69                    946.05
    Dec-68                    943.75
    Nov-68                    985.08
    Oct-68                    952.39
    Sep-68                    935.79
    Aug-68                    896.01
    Jul-68                       883
    Jun-68                     897.8
    May-68                       899
    Apr-68                    912.22
    Mar-68                    840.67
    Feb-68                     840.5
    Jan-68                    855.47
    Dec-67                    905.11
    Nov-67                    875.81
    Oct-67                    879.74
    Sep-67                    926.66
    Aug-67                    901.29
    Jul-67                    904.24
    Jun-67                    860.26
    May-67                    852.56
    Apr-67                    897.05
    Mar-67                    865.98
    Feb-67                    839.37
    Jan-67                    849.89
    Dec-66                    785.69
    Nov-66                    791.59
    Oct-66                    807.07
    Sep-66                    774.22
    Aug-66                    788.41
    Jul-66                    847.38
    Jun-66                     870.1
    May-66                    884.07
    Apr-66                    933.68
    Mar-66                    924.77
    Feb-66                    951.89
    Jan-66                    983.51
    Dec-65                    969.26
    Nov-65                    946.71
    Oct-65                    960.82
    Sep-65                    930.58
    Aug-65                     893.1
    Jul-65                    881.74
    Jun-65                    868.03
    May-65                    918.04
    Apr-65                    922.31
    Mar-65                    889.05
    Feb-65                    903.48
    Jan-65                    902.86
    Dec-64                    874.13
    Nov-64                    875.43
    Oct-64                    873.08
    Sep-64                    875.37
    Aug-64                    838.48
    Jul-64                     841.1
    Jun-64                     831.5
    May-64                    820.56
    Apr-64                    810.77
    Mar-64                    813.29
    Feb-64                    800.14
    Jan-64                    785.34
    Dec-63                    762.95
    Nov-63                    750.52
    Oct-63                    755.23
    Sep-63                    732.79
    Aug-63                    729.32
    Jul-63                    695.43
    Jun-63                    706.88
    May-63                    726.96
    Apr-63                     717.7
    Mar-63                    682.52
    Feb-63                    662.94
    Jan-63                    682.85
    Dec-62                     652.1
    Nov-62                     649.3
    Oct-62                    589.77
    Sep-62                    578.98
    Aug-62                    609.18
    Jul-62                    597.93
    Jun-62                    561.28
    May-62                    613.36
    Apr-62                    665.33
    Mar-62                    706.95
    Feb-62                    708.05
    Jan-62                       700
    Dec-61                    731.14
    Nov-61                     721.6
    Oct-61                    703.92
    Sep-61                    701.21
    Aug-61                    719.94
    Jul-61                    705.37
    Jun-61                    683.96
    May-61                    696.72
    Apr-61                    678.71
    Mar-61                    676.63
    Feb-61                    662.08
    Jan-61                     648.2
    Dec-60                    615.89
    Nov-60                    597.22
    Oct-60                    580.36
    Sep-60                    580.14
    Aug-60                    625.99
    Jul-60                    616.73
    Jun-60                    640.62
    May-60                     625.5
    Apr-60                     601.7
    Mar-60                    616.59
    Feb-60                    630.12
    Jan-60                    622.62
    Dec-59                    679.36
    Nov-59                    659.18
    Oct-59                     646.6
    Sep-59                    631.68
    Aug-59                    664.41
    Jul-59                    674.88
    Jun-59                     643.6
    May-59                    643.79
    Apr-59                    623.75
    Mar-59                    601.71
    Feb-59                     603.5
    Jan-59                    593.96
    Dec-58                    583.65
    Nov-58                    557.46
    Oct-58                    543.22
    Sep-58                    532.09
    Aug-58                    508.63
    Jul-58                    502.99
    Jun-58                    478.18
    May-58                     462.7
    Apr-58                    455.86
    Mar-58                    446.76
    Feb-58                    439.92
    Jan-58                    450.02
    Dec-57                    435.69
    Nov-57                    449.87
    Oct-57                    441.04
    Sep-57                     456.3
    Aug-57                    484.35
    Jul-57                    508.52
    Jun-57                    503.29
    May-57                    504.93
    Apr-57                    494.36
    Mar-57                    474.81
    Feb-57                    464.62
    Jan-57                    479.16
    Dec-56                    499.47
    Nov-56                    472.78
    Oct-56                    479.85
    Sep-56                    475.25
    Aug-56                    502.04
    Jul-56                    517.81
    Jun-56                    492.78
    May-56                    478.05
    Apr-56                    516.12
    Mar-56                    511.79
    Feb-56                    483.65
    Jan-56                    470.74
    Dec-55                     488.4
    Nov-55                    483.26
    Oct-55                    454.87
    Sep-55                    466.62
    Aug-55                    468.18
    Jul-55                    465.85
    Jun-55                    451.38
    May-55                    424.86
    Apr-55                    425.65
    Mar-55                     409.7
    Feb-55                    411.87
    Jan-55                    408.83
    Dec-54                    404.39
    Nov-54                    386.77
    Oct-54                    352.14
    Sep-54                    360.46
    Aug-54                     335.8
    Jul-54                    347.92
    Jun-54                    333.53
    May-54                    327.49
    Apr-54                    319.33
    Mar-54                    303.51
    Feb-54                    294.54
    Jan-54                    292.39
    Dec-53                     280.9
    Nov-53                    281.37
    Oct-53                    275.81
    Sep-53                    264.04
    Aug-53                    261.22
    Jul-53                    275.38
    Jun-53                    268.26
    May-53                    272.28
    Apr-53                    274.75
    Mar-53                    279.87
    Feb-53                    284.27
    Jan-53                    289.77
    Dec-52                     291.9
    Nov-52                    283.66
    Oct-52                    269.23
    Sep-52                    270.61
    Aug-52                    275.04
    Jul-52                    279.56
    Jun-52                    274.26
    May-52                    262.94
    Apr-52                    257.63
    Mar-52                    269.46
    Feb-52                    260.08
    Jan-52                    270.69
    Dec-51                    269.23
    Nov-51                    261.27
    Oct-51                    262.35
    Sep-51                    271.16
    Aug-51                    270.25
    Jul-51                    257.86
    Jun-51                    242.64
    May-51                    249.65
    Apr-51                    259.13
    Mar-51                    247.94
    Feb-51                    252.05
    Jan-51                    248.83
    Dec-50                    235.41
    Nov-50                     227.6
    Oct-50                    225.01
    Sep-50                    226.36
    Aug-50                    216.87
    Jul-50                     209.4
    Jun-50                    209.11
    May-50                    223.42
    Apr-50                    214.33
    Mar-50                    206.05
    Feb-50                    203.44
    Jan-50                    201.79
    Dec-49                    200.13
    Nov-49                    191.55
    Oct-49                    189.54
    Sep-49                    182.51
    Aug-49                    178.66
    Jul-49                    175.92
    Jun-49                    167.42
    May-49                    168.36
    Apr-49                    174.16
    Mar-49                     177.1
    Feb-49                    173.06
    Jan-49                    179.12
    Dec-48                     177.3
    Nov-48                     171.2
    Oct-48                    188.62
    Sep-48                     178.3
    Aug-48                    181.71
    Jul-48                    181.33
    Jun-48                    189.46
    May-48                    190.74
    Apr-48                    180.51
    Mar-48                     177.2
    Feb-48                     167.3
    Jan-48                    175.05
    Dec-47                    181.16
    Nov-47                     179.4
    Oct-47                    181.81
    Sep-47                    177.49
    Aug-47                    178.85
    Jul-47                    183.18
    Jun-47                     177.3
    May-47                    169.25
    Apr-47                    170.64
    Mar-47                     177.2
    Feb-47                     178.9
    Jan-47                    180.44
    Dec-46                     177.2
    Nov-46                     169.8
    Oct-46                    169.15
    Sep-46                    172.42
    Aug-46                    189.19
    Jul-46                    201.56
    Jun-46                    205.62
    May-46                    212.28
    Apr-46                    206.77
    Mar-46                    199.75
    Feb-46                    190.09
    Jan-46                    204.67
    Dec-45                    192.91
    Nov-45                    191.46
    Oct-45                     186.6
    Sep-45                    181.71
    Aug-45                    174.29
    Jul-45                    162.88
    Jun-45                    165.29
    May-45                     168.3
    Apr-45                    165.44
    Mar-45                    154.41
    Feb-45                     160.4
    Jan-45                    153.67
    Dec-44                    152.32
    Nov-44                    147.33
    Oct-44                    146.53
    Sep-44                    146.73
    Aug-44                    146.99
    Jul-44                    146.11
    Jun-44                    148.38
    May-44                    142.24
    Apr-44                    136.23
    Mar-44                    138.84
    Feb-44                     136.3
    Jan-44                     137.4
    Dec-43                    135.89
    Nov-43                    129.57
    Oct-43                    138.27
    Sep-43                    140.12
    Aug-43                    136.62
    Jul-43                    135.95
    Jun-43                    143.38
    May-43                    142.06
    Apr-43                    135.48
    Mar-43                    136.57
    Feb-43                    130.11
    Jan-43                    125.58
    Dec-42                     119.4
    Nov-42                     114.5
    Oct-42                    114.07
    Sep-42                    109.11
    Aug-42                    106.33
    Jul-42                    105.72
    Jun-42                    103.34
    May-42                    100.88
    Apr-42                     95.35
    Mar-42                     99.53
    Feb-42                    106.79
    Jan-42                    109.11
    Dec-41                    110.96
    Nov-41                    114.23
    Oct-41                    117.82
    Sep-41                    126.82
    Aug-41                     127.7
    Jul-41                    128.79
    Jun-41                    123.14
    May-41                    115.76
    Apr-41                    115.54
    Mar-41                    122.72
    Feb-41                    121.97
    Jan-41                    124.13
    Dec-40                    131.13
    Nov-40                       131
    Oct-40                    134.61
    Sep-40                    132.64
    Aug-40                    129.42
    Jul-40                    126.14
    Jun-40                    121.87
    May-40                    116.22
    Apr-40                    148.43
    Mar-40                    147.95
    Feb-40                    146.54
    Jan-40                    145.33
    Dec-39                    150.24
    Nov-39                    145.69
    Oct-39                    151.88
    Sep-39                    152.54
    Aug-39                    134.41
    Jul-39                    143.26
    Jun-39                    130.63
    May-39                    138.18
    Apr-39                    128.45
    Mar-39                    131.84
    Feb-39                     147.3
    Jan-39                    143.76



       Past performance does not guarantee future results. The Dow Jones Industrial Average is an index of 30 U.S. "blue chip" stocks. An investment cannot be made in this index. Small-cap investing carries more risk than investing in large companies because small companies have a higher risk of failure, greater price volatility, more limited resources, and lower trading volumes, and higher transaction costs. For the performance of the Kopp Emerging Growth Fund, see the graph on page 6 of this annual report.

THE BOTTOMING "PROCESS"

The market will remain volatile. That is not to say there won't be bursts of strength near term, but the lows could also be retested. Given the extended period of decline that the market has already experienced, it is most likely that there will be some period of stabilization or bottoming before an extended bullish recovery can begin. We do not expect the market to stage as rapid a recovery as it did from the 1998 lows. Instead, this recovery may more closely resemble those following the major market declines of 1987 and 1990 when, in both cases, the market went through a period of fits and starts before catching a foothold that eventually led to a bullish trend.

REASONS TO BE POSITIVE

In the current environment, we all need some positives on which to focus. We are in the midst of a probable recession (often defined as two consecutive quarters of declines in GDP), and we have undoubtedly been in a bear market. The following give us confidence that we may be at or near the bottom and poised for an upturn.

Supportive Policies

The Federal Reserve has reduced rates three times since September 11. In total, rates have been cut ten times this year, bringing the Federal funds rate down to 2%, a level not seen since the early 1960s. This process has been underway for nine months -- so why aren't we seeing results? Instant gratification would be wonderful, but it usually doesn't work that way. Remember the rate hikes that began in May 1999 didn't start to affect the market until March 2000 -- a ten-month delay. We believe that the rate decreases of this year will start to show results this quarter or early 2002.

The Federal Reserve has pumped money into the banking system since September 11. This liquidity has been essential, allowing the system to run smoothly. Additional cash has been infused into the economy through tax rebates and tax reform, and President Bush and Congress are promising more programs aimed at stimulating the economy.

On September 14, the Securities and Exchange Commission announced that it would ease restrictions on corporate stock repurchases. Between September 11 and 20, 222 companies authorized repurchases of $29 billion. Year-to-date before September 11, there had been 683 authorizations totaling $120 billion.

Bearish Sentiment -- A Contrary Indicator

We are all feeling uneasy, frustrated, angry, hopeless -- you name it. It is easy to find reasons to be negative or bearish. Surprisingly, for the first time since September/October 1998, the bears outnumber the bulls. This is a contrary indicator that can precede a move upward. The condition of bears outnumbering bulls can last for weeks, but when it has occurred it has generally been a significant buying opportunity, though not recognized at the time.

Possible Capitulation

While the market experienced steady declines over the past year, we believe the steep decline immediately after September 11 was different. The first week of trading following the terrorist attacks exhibited classic signs of capitulation, specifically huge volumes and a dramatic decline to new lows. The number of stocks hitting new 52-week lows on September 21 was the highest since October 8, 1998.

Cash on the Sidelines

According to Thompson Financial, more than $9 billion flowed out of equity mutual funds in the first three days of trading following the September 11 attacks. Credit Suisse First Boston estimates that the ratio of money market fund assets relative to the Wilshire 5000 (20.9% for September 2001) represents a record high level of liquidity, eclipsing the previous high reached in 1982 (and you may recall that, in 1982, money market rates were 12%!). Investors sitting on cash feel pretty good right now, but declining interest rates represent declining returns on those assets. The market will eventually begin to recover, and we believe investors will be looking for better returns than the nearly 2% being earned on cash.

Attractive Valuations

Because stocks have corrected so much, it's a logical assumption that valuations are more attractive now. We believe that to be generally true, but it's difficult to judge whether price/earnings valuations look cheap at this juncture -- simply because visibility is still so clouded that earnings estimates are suspect. Analysts are getting little guidance from company managements, who are getting little feedback from their customers. This situation will sort itself out over the next quarter or two, but we believe that corporate earnings a year from now will be higher than they are now and in an upward trend.

A Case for Technology

We believe the need for new and better and faster technology is not going away. In fact, the events of September 11 may put technology at center stage. Technology is the enemy of terrorism, and we expect that a significant amount of both corporate and government money will be spent on computers, surveillance, security, video and teleconferencing equipment in the coming years as companies strive to become more secure, redundant and distributed.

"TIME IN" THE MARKET VS. "TIMING" THE MARKET

We are not market timers. It is our investment style to remain relatively fully invested. We believe that trying to time the market is a fool's game because it is impossible consistently to pick the tops and the bottoms. Studies have shown that missing just a few of the best days severely decreases overall performance. There are many examples of this over various periods of time -- we will present just one from Ibbotson Associates: A $1,000 investment in the stock market 75 years ago would have grown to $2.6 million by the end of 2000, as measured by an index of S&P 500 total returns. However, missing the 40 best months (just 4.4% of the total time period) would have resulted in those assets growing to just $15,330 over the same period. To attempt to achieve better short-term returns, we could abandon our discipline, but we strive for long-term capital appreciation, which we believe requires discipline as well as perseverance.

WEBSITE

We would like to remind you that periodic market commentaries can be found on our website (www.koppfunds.com). Recently, our central message has been that the events of September 11 should not cause us to make knee-jerk reactions in our daily lives or in our investment portfolios. Investing is an emotional endeavor, but even more so in times like this. As we have suggested many times in the past, do not let your emotions drive you from your long-range investment plan.

Sincerely,

/s/ L.C. KOPP

LEE KOPP
President

                                TOP ten HOLDINGS
------------------------------------------------------

 1.  NEOSE TECHNOLOGIES, INC. (NTEC)
 2.  MACROVISION CORPORATION (MVSN)
 3.  TECHNE CORPORATION (TECH)
 4.  RATIONAL SOFTWARE CORPORATION (RATL)
 5.  ITRON, INC. (ITRI)
 6.  IMCLONE SYSTEMS INCORPORATED (IMCL)
 7.  JDS UNIPHASE CORPORATION (JDSU)
 8.  DMC STRATEX NETWORKS, INC. (STXN)
 9.  LECROY CORPORATION (LCRY)
10.  PLATO LEARNING, INC. (TUTR)

                               TOP ten INDUSTRIES
------------------------------------------------------
[PIE CHART]

                                                                          TOP TEN INDUSTRIES
                                                                          ------------------
Therapeutics/Specialty Compounds                                                 10.40%
Wireless                                                                         10.20%
Software Applications                                                             9.70%
Research Reagents/Instrumentation                                                 9.30%
Information Security                                                              7.20%
Semiconductor                                                                     6.60%
Telecommunication Equipment                                                       5.30%
Application Development Tools                                                     4.70%
Diagnostics                                                                       4.20%
Genomics                                                                          3.60%
Other Common Stocks                                                              26.80%
Cash & Equivalents                                                                2.00%

Percentages represent market value as
a percentage of total investments on 9/30/01.

--------------------------------------------------------------------------------

        It should not be assumed that our stock selection or investment philosophy will be profitable or will equal past performance.
           Index performance is not illustrative of Fund performance.
        Small-cap stocks involve greater risks and volatility than those of larger, more established companies. Potential for profit involves possibility of loss. The President's Letter is for general information only and is not intended to provide specific advice or stock recommendations to any individual. Future
        investment decisions and commentary may be made under different economic, market, and industry conditions from those existing at the time these comments were prepared.

         This report and the financial statements contained herein are submitted for the general information of the shareholders of the
            Fund. This report is not authorized for distribution to
        prospective investors in the Fund unless preceded or accompanied by a prospectus. For more information on the Kopp Emerging Growth
        Fund, including charges and expenses, call 1-888-533-KOPP for a free prospectus.

               Read it carefully before you invest or send money.

       The opinions in this letter are those of Kopp Investment Advisors, are subject to change without notice, and may not come to pass.
       The Fund should be used in a program of diversified investing and not as a complete investment program.

KOPP EMERGING GROWTH FUND
$10,000 INITIAL INVESTMENT MADE 10/01/97 THROUGH 09/30/01
[LINE GRAPH]

                                       KOPP EMERGING         KOPP EMERGING         KOPP EMERGING         KOPP EMERGING
                                    GROWTH FUND - CLASS   GROWTH FUND - CLASS   GROWTH FUND - CLASS   GROWTH FUND - CLASS
                                        A (NO LOAD)            A (LOAD)             C (NO LOAD)                I
                                    -------------------   -------------------   -------------------   -------------------
10/01/1997                                10000.00               9650.00                                    10000.00
12/31/1997                                 8030.00               7749.00                                     8040.00
03/31/1998                                 8400.00               8106.00                                     8430.00
06/30/1998                                 7640.00               7373.00                                     7670.00
09/30/1998                                 5810.00               5607.00                                     5840.00
12/31/1998                                 8050.00               7770.00              10000.00               8100.00
03/31/1999                                 8550.00               8252.00              10569.00               8610.00
06/30/1999                                10950.00              10569.00              13511.00              11040.00
09/30/1999                                11889.00              11476.00              14649.00              12001.00
12/31/1999                                19978.00              19284.00              24588.00              20182.00
03/31/2000                                28437.00              27448.00              34948.00              28753.00
06/30/2000                                30698.00              29631.00              37656.00              31062.00
09/30/2000                                30778.00              29708.00              37694.00              31170.00
12/31/2000                                19725.00              19040.00              24113.00              19999.00
03/31/2001                                12366.00              11936.00              15087.00              12549.00
06/30/2001                                15455.00              14918.00              18829.00              15700.00
09/30/2001                                 9364.00               9039.00              11386.00               9518.00


                                     RUSSELL 2000(R)
                                          INDEX
                                     ---------------
10/01/1997                              10000.00
12/31/1997                               9665.00
03/31/1998                              10637.00
06/30/1998                              10142.00
09/30/1998                               8098.00
12/31/1998                               9419.00
03/31/1999                               8908.00
06/30/1999                              10294.00
09/30/1999                               9643.00
12/31/1999                              11421.00
03/31/2000                              12230.00
06/30/2000                              11767.00
09/30/2000                              11898.00
12/31/2000                              11076.00
03/31/2001                              10355.00
06/30/2001                              11847.00
09/30/2001                               9384.00

                         AVERAGE ANNUAL RATE OF RETURN*
                    FOR THE PERIOD ENDED SEPTEMBER 30, 2001

                                                                             SINCE
                                                                1 YEAR     INCEPTION*
                                                                ------     ----------
Kopp Emerging Growth Fund -- Class A (load)                     -70.64%      -2.50%
Kopp Emerging Growth Fund -- Class A (no load)                  -69.58%      -1.63%
Kopp Emerging Growth Fund -- Class C (no load)                  -69.79%       5.09%
Kopp Emerging Growth Fund -- Class C (load)                     -70.07%       5.09%
Kopp Emerging Growth Fund -- Class I                            -69.47%      -1.23%
Russell 2000(R) Index                                           -21.21%      -1.58%

      * Class A and Class I, October 1, 1997; Class C, February 19,
        1999.

      This chart assumes an initial gross investment of $10,000 made on October 1, 1997 (commencement of operations). Returns shown include the reinvestment of dividends. For Class A Shares, a maximum 3.50% sales load is in effect. For Class C Shares, a maximum contingent deferred sales charge of 1.00% is in effect for redemptions less than one year from the purchase date. Class A Shares are sold with a 0.35% 12b-1 fee. Class C Shares are sold with a 1.00% 12b-1 fee. Performance reflects expense reimbursements, fee waivers and Advisor fee waiver recovery. Absent expense reimbursements and fee waivers for the years ended September 30, 1999 and September 30, 1998, total returns would be reduced. Absent Advisor fee waiver recovery for the year ended September 30, 2000, total returns would be increased. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

      Russell 2000(R) Index -- A stock market index comprising the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The Russell 2000(R) Index represents approximately 11% of the U.S. publicly traded equity market. The Russell 3000(R) Index comprises the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization representing approximately 98% of the U.S. equity market.

KOPP EMERGING GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001

-------------------------------------------------------
ASSETS
Investments in securities, at value:
  Investments in securities of
    unaffiliated issuers (cost
    $658,144,583)                        $  459,310,198
  Investments in securities of
    affiliated issuers (cost
    $98,914,101)                             33,797,300
-------------------------------------------------------
Total investments in securities (cost
  $757,058,684)                             493,107,498
Receivable from capital shares sold           2,489,470
Receivable for securities sold                  318,589
Income receivable                                30,054
Deferred organization expenses, net
  of accumulated amortization                    19,370
Prepaid expenses                                 43,984
-------------------------------------------------------
Total Assets                                496,008,965
-------------------------------------------------------
LIABILITIES
Payable for capital shares redeemed             788,492
Payable for securities purchased                702,500
Payable to investment advisor                   446,372
Payable to transfer agent                       238,276
Payable for service fees                        285,913
Payable for distribution fees                   149,190
Payable to affiliated distributor                89,090
Payable to custodian                             18,831
Accrued other expenses                          315,113
-------------------------------------------------------
Total Liabilities                             3,033,777
-------------------------------------------------------
NET ASSETS                               $  492,975,188
-------------------------------------------------------
-------------------------------------------------------
NET ASSETS CONSIST OF
Capital stock                            $      569,732
Paid-in-capital in excess of par            758,814,198
Accumulated net realized losses on
  investments                                (2,457,556)
Unrealized net depreciation on
  investments                              (263,951,186)
-------------------------------------------------------
Total Net Assets                         $  492,975,188
-------------------------------------------------------
CLASS A
Net Assets                               $  412,503,192
Shares authorized ($0.01 par value)       3,000,000,000
Shares issued and outstanding                47,734,559
Net asset value per share (note 1)       $         8.64
-------------------------------------------------------
Maximum offering price per share
  (note 1)                               $         8.95
-------------------------------------------------------
CLASS C
Net Assets                               $   21,705,125
Shares authorized ($0.01 par value)       3,000,000,000
Shares issued and outstanding                 2,555,240
Net asset value and offering price
  per share (note 1)                     $         8.49
-------------------------------------------------------
CLASS I
Net Assets                               $   58,766,871
Shares authorized ($0.01 par value)       3,000,000,000
Shares issued and outstanding                 6,683,360
Net asset value, offering price and
  redemption price per share             $         8.79
-------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENT OF OPERATIONS
For the year ended September 30, 2001


--------------------------------------------------------
INVESTMENT INCOME
Interest                                 $     1,483,150
Dividends (net of withholding tax of
  $2,026)                                         32,172
--------------------------------------------------------
Total investment income                        1,515,322
--------------------------------------------------------
EXPENSES
Investment advisory fee                        8,696,506
Service fees -- Class A                        1,809,964
Service fees -- Class C                           88,705
12b-1 fees -- Class A                            723,986
12b-1 fees -- Class C                            266,115
Transfer agent fees and expenses                 840,757
Fund administration fees                         495,058
Federal and state registration fees              202,904
Custody fees                                     169,854
Fund accounting fees                             154,602
Reports to shareholders                          109,571
Professional fees                                 40,733
Directors' fees and expenses                      29,969
Amortization of deferred organization
  expenses                                        19,378
Other expenses                                   124,975
--------------------------------------------------------
Total expenses                                13,773,077
--------------------------------------------------------
NET INVESTMENT LOSS                          (12,257,755)
--------------------------------------------------------
REALIZED AND UNREALIZED LOSS
Net realized loss on investment
  transactions                                (2,211,985)
Change in unrealized depreciation on
  investments                             (1,058,867,520)
--------------------------------------------------------
Net loss on investments                   (1,061,079,505)
--------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $(1,073,337,260)
--------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                   Year Ended            Year Ended
                                                               September 30, 2001    September 30, 2000

-------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                             $   (12,257,755)       $  (15,749,611)
Net realized gain (loss) on investments                              (2,211,985)          113,986,169
Change in unrealized appreciation (depreciation) on
  investments                                                    (1,058,867,520)          677,728,474
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     (1,073,337,260)          775,965,032
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gain on investments:
    Class A                                                         (83,301,619)                   --
    Class C                                                          (3,326,453)                   --
    Class I                                                         (13,299,156)                   --
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from distributions to
  shareholders                                                      (99,927,228)                   --
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Class A:
    Proceeds from shares sold                                       250,444,760           424,722,780
    Net asset value of shares issued from reinvestment of
     distributions                                                   77,293,123                    --
    Cost of shares redeemed                                        (140,693,679)         (290,148,800)
  Class C:
    Proceeds from shares sold                                        28,374,385            37,093,587
    Net asset value of shares issued from reinvestment of
     distributions                                                    2,922,014                    --
    Cost of shares redeemed                                          (8,134,940)           (2,737,928)
  Class I:
    Proceeds from shares sold                                        10,617,081            62,842,847
    Net asset value of shares issued from reinvestment of
     distributions                                                   13,298,095                    --
    Cost of shares redeemed                                         (13,862,613)          (32,929,972)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share
  transactions                                                      220,258,226           198,842,514
-------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (953,006,262)          974,807,546
-------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of year                                                 1,445,981,450           471,173,904
-------------------------------------------------------------------------------------------------------
End of year                                                     $   492,975,188        $1,445,981,450
-------------------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    Year Ended           Year Ended           Year Ended           Year Ended
                                                September 30, 2001   September 30, 2000   September 30, 1999   September 30, 1998
                                                ------------------   ------------------   ------------------   ------------------
                                                     Class A              Class A              Class A              Class A
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $30.78                $11.89               $5.81               $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                     (0.22)(3)             (0.38)(2)           (0.14)(3)            (0.09)(3)
Net realized and unrealized gain (loss) on
  investments                                          (19.83)                19.27                6.22                (4.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       (20.05)                18.89                6.08                (4.19)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from net realized gain                    (2.09)                --                  --                   --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $8.64                $30.78              $11.89                $5.81
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                 $412,503            $1,201,524            $404,630             $216,533
Ratio of expenses to average net assets                  1.60%                 1.68%(9)            1.50%(4)             1.50%(4)
Ratio of net investment loss to average net
  assets                                                (1.43)%               (1.55)%(9)          (1.44)%(6)           (1.30)%(6)
Portfolio turnover rate(10)                              6.6%                 21.9%               41.3%                19.7%
Total return(11)                                       (69.58)%              158.87%             104.65%              (41.90)%
---------------------------------------------------------------------------------------------------------------------------------


 (1) Commencement of operations for Class C.

 (2) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

 (3) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.

 (4) Absent voluntary fee waivers for the years ended September 30, 1999 and 1998, respectively, the ratios of expenses to average net assets would have been 1.70% and 1.81% for Class A and 1.35% and 1.46% for Class I.

 (5) Absent voluntary fee waivers for the period ended February 19, 1999 through September 30, 1999, the annualized ratio of expenses to average net assets would have been 2.31% for Class C.

 (6) Absent voluntary fee waivers for the years ended September 30, 1999 and 1998, respectively, the ratios of net investment loss to average net assets would have been (1.64)% and (1.61)% for Class A and (1.29)% and (1.26)% for Class I.

                                       11

        Year Ended           Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    September 30, 2001   September 30, 2000   September 30, 1999   September 30, 1998   September 30, 2001   September 30, 2000
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
         Class I              Class I              Class I              Class I              Class C              Class C
-------------------------------------------------------------------------------------------------------------------------------
          $31.17                $12.00               $5.84               $10.00               $30.49               $11.85
-------------------------------------------------------------------------------------------------------------------------------
           (0.18)(3)             (0.30)(2)           (0.09)(3)            (0.06)(3)            (0.29)(3)            (0.60)(2)
          (20.11)                19.47                6.25                (4.10)              (19.62)               19.24
-------------------------------------------------------------------------------------------------------------------------------
          (20.29)                19.17                6.16                (4.16)              (19.91)               18.64
-------------------------------------------------------------------------------------------------------------------------------
           (2.09)                --                  --                   --                   (2.09)               --
-------------------------------------------------------------------------------------------------------------------------------
           $8.79                $31.17              $12.00                $5.84                $8.49               $30.49
-------------------------------------------------------------------------------------------------------------------------------
      $58,767              $200,347             $64,653              $27,577              $21,705              $44,111
            1.25%                 1.33%(9)            1.15%(4)             1.15%(4)             2.25%                2.33%(9)
           (1.08)%               (1.20)%(9)          (1.09)%(6)           (0.95)%(6)           (2.08)%              (2.20)%(9)
            6.6%                 21.9%               41.3%                19.7%                 6.6%                21.9%
          (69.47)%              159.75%             105.48%              (41.60)%             (69.79)%             157.30%
-------------------------------------------------------------------------------------------------------------------------------

      Feb. 19, 1999(1)
          through
     September 30, 1999
     ------------------
          Class C
---
            $8.09
---
            (0.07)(3)
             3.83
---
             3.76
---
            --
---
           $11.85
---
        $1,891
             2.15%(5)(8)
            (2.09)%(7)(8)
            41.3%
            46.48%(12)
---

 (7) Absent voluntary fee waivers for the period February 19, 1999 through September 30, 1999, the annualized ratio of net investment loss to average net assets would have been (2.25)% for Class C.

 (8) Annualized.

 (9) For the year ended September 30, 2000, the ratio includes Advisor fee waiver recovery (net) of 0.15% for Class A, Class I and Class C.

(10) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(11) Total return excludes sales charges.

(12) Not annualized.

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS

September 30, 2001

 Number of                                     Market
  Shares                                       Value

--------------------------------------------------------
COMMON STOCK -- 98.0%
--------------------------------------------------------
APPLICATION DEVELOPMENT TOOLS -- 4.7%
  2,200,000   Rational Software
                Corporation                 $ 19,052,000
    350,000   SERENA Software, Inc.            4,077,500
--------------------------------------------------------
                                              23,129,500
--------------------------------------------------------
ARTHROSCOPY -- 1.6%
    400,000   ArthroCare Corporation           7,840,000
--------------------------------------------------------
CARDIOVASCULAR -- 1.0%
    145,000   Zoll Medical Corporation         5,162,000
--------------------------------------------------------
DATA WAREHOUSING -- 0.6%
    200,000   Cognos, Inc.(f)                  2,872,000
--------------------------------------------------------
DIAGNOSTICS -- 4.2%
    500,000   Biosite Diagnostics, Inc.       12,105,000
    400,000   Cholestech Corporation           6,400,000
    420,000   Quidel Corporation               1,995,000
--------------------------------------------------------
                                              20,500,000
--------------------------------------------------------
E-COMMERCE -- 0.3%
    120,000   ValueVision International,
                Inc. -- Class A                1,548,000
--------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.7%
    400,000   Artesyn Technologies, Inc.       2,176,000
    230,000   Plexus Corp.                     5,423,400
     50,000   RadiSys Corporation                600,000
--------------------------------------------------------
                                               8,199,400
--------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.6%
    500,000   Applied Microsystems
                Corporation(#)                   565,000
    310,000   Artisan Components, Inc.         2,455,200
--------------------------------------------------------
                                               3,020,200

 Number of                                     Market
  Shares                                       Value
--------------------------------------------------------
GENOMICS -- 3.6%
    500,000   CuraGen Corporation           $  9,650,000
    600,000   Sangamo BioSciences, Inc.        4,494,000
    475,000   Transgenomic, Inc.               3,586,250
--------------------------------------------------------
                                              17,730,250
--------------------------------------------------------
INDUSTRIAL AUTOMATION -- 0.4%
    640,000   Adept Technology, Inc.           1,926,400
--------------------------------------------------------
INFORMATION SECURITY -- 7.2%
  2,750,000   Cylink Corporation(#)            3,437,500
    700,000   Digimarc Corporation             9,639,000
    795,000   Macrovision Corporation         22,585,950
--------------------------------------------------------
                                              35,662,450
--------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 2.0%
    260,000   eLoyalty Corporation               145,600
    916,500   Lightbridge, Inc.                9,394,125
    100,000   Norstan, Inc.                      400,000
--------------------------------------------------------
                                               9,939,725
--------------------------------------------------------
LASER-BASED COMPONENTS & SUBSYSTEMS -- 3.6%
  2,622,000   JDS Uniphase Corporation        16,571,040
  1,600,000   Oplink Communications, Inc.      1,056,000
--------------------------------------------------------
                                              17,627,040
--------------------------------------------------------
MACHINE VISION/INSPECTION -- 1.9%
    300,000   CyberOptics Corporation          2,640,000
    650,000   Zygo Corporation                 6,701,500
--------------------------------------------------------
                                               9,341,500

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2001

 Number of                                     Market
  Shares                                       Value
--------------------------------------------------------
NETWORKING -- 3.0%
     60,000   Cisco Systems, Inc.           $    730,800
  1,260,000   Computer Network Technology
                Corporation                   13,255,200
    600,000   Larscom
                Incorporated -- Class A(#)       762,000
--------------------------------------------------------
                                              14,748,000
--------------------------------------------------------
ORTHOPEDICS -- 0.6%
    480,000   Interpore International,
                Inc.                           3,172,800
--------------------------------------------------------
RESEARCH REAGENTS/INSTRUMENTATION -- 9.3%
    250,000   Array BioPharma Inc.             2,255,000
    500,000   Caliper Technologies Corp.       4,625,000
    310,000   Molecular Devices
                Corporation                    5,778,400
    750,000   Techne Corporation              22,072,500
    550,000   Ventana Medical Systems,
                Inc.                          11,242,000
--------------------------------------------------------
                                              45,972,900
--------------------------------------------------------
SEMICAP EQUIPMENT -- 3.3%
    200,000   Brooks Automation, Inc.          5,318,000
    199,394   MKS Instruments, Inc.            3,539,244
     70,000   Trikon Technologies, Inc.          590,800
    250,000   Veeco Instruments Inc.           6,625,000
--------------------------------------------------------
                                              16,073,044
--------------------------------------------------------
SEMICONDUCTOR -- 6.6%
    800,000   ANADIGICS, Inc.                  9,760,000
    500,000   Applied Micro Circuits
                Corporation                    3,495,000
    650,000   Conexant Systems, Inc.           5,395,000
    300,000   EMCORE Corporation               2,568,000
    250,000   PMC-Sierra, Inc.                 2,567,500
  1,070,000   QuickLogic Corporation(#)        4,536,800
    550,000   Vitesse Semiconductor
                Corporation                    4,262,500
--------------------------------------------------------
                                              32,584,800

 Number of                                     Market
  Shares                                       Value
--------------------------------------------------------
SOFTWARE APPLICATIONS -- 9.7%
    700,000   Documentum, Inc.              $  5,733,000
    500,000   Epicor Software Corporation        425,000
    300,000   FirePond, Inc.                     141,000
    500,000   HNC Software, Inc.               9,350,000
    170,000   MapInfo Corporation              1,241,000
    650,000   MRO Software, Inc.               6,630,000
    550,000   PLATO Learning, Inc.            13,277,000
    570,000   Retek Inc.                       7,193,400
    325,000   Vastera, Inc.                    3,640,000
--------------------------------------------------------
                                              47,630,400
--------------------------------------------------------
SPECIALTY PHARMACEUTICALS -- 1.1%
    143,750   Galen Holdings PLC ADR(*f)       5,491,250
--------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 5.3%
  3,000,000   ADC Telecommunications, Inc.    10,470,000
    500,000   Advanced Fibre
                Communications, Inc.           7,305,000
    540,000   Tekelec                          7,111,800
    100,000   Tellabs, Inc.                      988,000
    250,000   Tut Systems, Inc.                  175,000
--------------------------------------------------------
                                              26,049,800
--------------------------------------------------------
TEST AND MEASUREMENT -- 3.1%
    800,000   LeCroy Corporation(#)           15,496,000
--------------------------------------------------------
THERAPEUTICS/SPECIALTY COMPOUNDS -- 10.4%
    300,000   ImClone Systems Incorporated    16,965,000
    700,000   Neose Technologies, Inc.        27,020,000
    510,000   Symyx Technologies, Inc.         7,522,500
--------------------------------------------------------
                                              51,507,500

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2001

 Number of                                     Market
  Shares                                       Value
--------------------------------------------------------
VOICE PROCESSING  -- 2.0%
    765,000   Captaris Inc.                 $  1,598,850
    435,000   Davox Corporation                3,458,250
    400,000   Inter-Tel, Inc.(*)               4,584,000
--------------------------------------------------------
                                               9,641,100
--------------------------------------------------------
WIRELESS -- 10.2%
  3,150,000   DMC Stratex Networks, Inc.      16,254,000
    200,000   EMS Technologies, Inc.           2,770,000
    765,000   Itron, Inc.                     17,610,300
    400,000   Proxim, Inc.                     3,900,000
    300,000   RF Monolithics, Inc.               663,000
    900,000   Spectrian Corporation(#)         9,000,000
--------------------------------------------------------
                                              50,197,300
--------------------------------------------------------
Total Common Stock (cost $747,014,545)       483,063,359

 Number of                                     Market
  Shares                                       Value
--------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.0%
--------------------------------------------------------
INVESTMENT COMPANY -- 2.0%
 10,044,139   First American Prime
                Obligations Fund(*)         $ 10,044,139
--------------------------------------------------------
Total Short-Term Investment (cost
$10,044,139)                                  10,044,139
--------------------------------------------------------
Total Investments -- 100.0% (cost
$757,058,684)                                493,107,498
--------------------------------------------------------
Liabilities, less Other Assets -- 0.0%          (132,310)
--------------------------------------------------------
NET ASSETS -- 100.0%                        $492,975,188
--------------------------------------------------------

* Income producing security.

f Foreign security.

# Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.

PLC -- Public Limited Company

ADR -- American Depository Receipt

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2001

1. ORGANIZATION

Kopp Funds, Inc. (the "Company") was incorporated on June 12, 1997, as a Minnesota corporation, and is registered as an open-end, investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Kopp Emerging Growth Fund (the "Fund") is a non-diversified series of the Company. The Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies that Kopp Investment Advisors, Inc. (the "Advisor") believes to have the potential for superior growth. The Company's registration statement was declared effective on September 16, 1997. The Fund commenced operations on October 1, 1997.

The costs incurred in connection with the organization, initial registration and public offering of shares aggregated $96,935. The Fund is amortizing these costs over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder or any transferee will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

The Fund has issued three classes of shares: Class A, Class C, and Class I. Each class of shares has identical rights and privileges except that each class bears its own expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge on Class A shares is 3.50% of the offering price or 3.63% of the net asset value. Investments in Class A shares above $1 million are subject to a contingent deferred sales charge at the time of redemption, in accordance with the Fund's prospectus. The maximum sales charge is 1% for redemptions within the first 24 months and 0% thereafter. The Class C shares are subject to a contingent deferred sales charge at the time of redemption, in accordance with the Fund's prospectus. The maximum sales charge is 1% for redemptions in the first year and 0% thereafter.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or NASDAQ on which such securities are primarily traded; however, securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Company or its delegate. The Board of Directors has approved the use of pricing services to assist the Fund in the determination of net asset value. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

FEDERAL INCOME TAXES

The Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

At September 30, 2001, the Fund had net realized capital loss carryovers of $187,528 expiring in 2009. To the extent that the Fund realizes future net capital gains, taxable distributions to its respective shareholders will be offset by any unused capital loss carryover. The Fund incurred losses in the amount of $2,201,121 from November 1, 2000 to September 30, 2001. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2002.

INCOME AND EXPENSES

Net investment income (loss), other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

OTHER

Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds (specific identification). Dividend income is recognized on the ex-dividend date or as soon as this information is available to the Fund, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to more closely present capital balances on a tax basis. On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, a reclassification adjustment has been made to decrease accumulated net investment loss by $12,257,755, decrease accumulated net realized loss on securities by $1,329,515, and decrease paid-in-capital in excess of par by $13,587,270.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                             Class A               Class A
                            Year Ended            Year Ended
                        September 30, 2001    September 30, 2000
                        ----------------------------------------
Shares sold                 14,463,941            16,867,114
Shares issued to
  holders from
  reinvestment of
  distributions              3,104,178                    --
Shares redeemed             (8,870,945)          (11,849,281)
----------------------------------------------------------------
Net increase                 8,697,174             5,017,833

                             Class C               Class C
                            Year Ended            Year Ended
                        September 30, 2001    September 30, 2000
                        ----------------------------------------
Shares sold                  1,521,173             1,388,531
Shares issued to
  holders from
  reinvestment of
  distributions                118,685                    --
Shares redeemed               (531,439)             (101,188)
----------------------------------------------------------------
Net increase                 1,108,419             1,287,343

                             Class I               Class I
                            Year Ended            Year Ended
                        September 30, 2001    September 30, 2000
                        ----------------------------------------
Shares sold                    557,789             2,232,921
Shares issued to
  holders from
  reinvestment of
  distributions                526,657                    --
Shares redeemed               (828,879)           (1,191,868)
----------------------------------------------------------------
Net increase                   255,567             1,041,053

4. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the year ended September 30, 2001, were $202,498,362 and $56,023,964, respectively. There were no purchases or sales of long-term U.S. government securities.

At September 30, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Appreciation                              $ 105,672,807
Depreciation                               (369,692,900)
-------------------------------------------------------
Net unrealized depreciation on
  investments                             $(264,020,093)

At September 30, 2001, the cost of investments for federal income tax purposes was $757,127,591.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its investment advisory agreement with the Fund, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 1.00% applied to the daily net assets of the Fund.

Firstar Mutual Fund Services, LLC, serves as accounting services agent, administrator, and transfer agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to each class of shares pursuant to which certain distribution and shareholder servicing fees may be paid to Centennial Lakes Capital, Inc. (the "Distributor"). The Distributor is an affiliate of the Advisor. Under the terms of the Plan, each class of shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of the Fund attributable to Class A and Class I and up to 0.75% of the average daily net assets of the Fund attributable to Class C (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of the Fund attributable to all three classes (computed on an annual basis). Payments under the Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee. Class C shares are currently incurring 1.00%, which represents a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Distributor currently has no intention of charging any Rule 12b-1 in connection with the Class I shares. The Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.

The Plan is a "reimbursement" plan, which means that the fees paid by the Fund under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. As of September 30, 2001, there were $605,269 of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. This amount has not been recorded as a liability in the Fund's records.

Distribution and shareholder servicing fees incurred by Class A shares for the year ended September 30, 2001 were $723,986 and $1,809,964, respectively. The distribution and shareholder servicing fees retained by the Distributor, related to Class A, for the year ended September 30, 2001 were $62,627 and $156,568, respectively. The Fund was advised that the Distributor advanced $285,158 of distribution and shareholder servicing fees related to Class C shares for the year ended September 30, 2001. Distribution and shareholder servicing fees incurred by Class C shares for the year ended September 30, 2001 were $266,115 and $88,705, respectively. The distribution and shareholder servicing fees retained by the Distributor, related to Class C, for the year ended September 30, 2001 were $229,264 and $76,421, respectively.

The Fund was advised that the Distributor retained front-end sales charges on Class A shares of $741,613 and contingent deferred sales charges on Class A and Class C shares of $20,982 and $52,126, respectively, for the year ended September 30, 2001.

6. OTHER AFFILIATES*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of September 30, 2001 amounted to $33,797,300 representing 6.86% of net assets. Transactions during the year ended September 30, 2001 in which the issuer was an "affiliated person" are as follows:

                          Adept        Applied                      Larscom                        Neose          PLATO
                       Technology,   Microsystems     Cylink      Incorporated     LeCroy      Technologies,    Learning,
                         Inc. **     Corporation    Corporation     Class A      Corporation      Inc.**         Inc.**
                       -----------   ------------   -----------   ------------   -----------   -------------    ---------
September 30, 2000
 Balance
 Shares                   640,000        440,000      2,750,000       600,000        750,000        700,000        375,000
 Cost                  $8,491,659     $2,687,479    $30,107,096    $6,333,903    $19,646,916    $26,216,574    $ 7,398,915
Gross Additions
 Shares                        --         60,000             --            --         50,000             --        175,000
 Cost                  $       --     $  164,327    $        --    $       --    $   842,431    $        --    $ 3,502,934
Gross Deductions
 Shares                        --             --             --            --             --             --             --
 Cost                  $       --     $       --    $        --    $       --    $        --    $        --    $        --
September 30, 2001
 Balance
 Shares                   640,000        500,000      2,750,000       600,000        800,000        700,000        550,000
 Cost                  $8,491,659     $2,851,806    $30,107,096    $6,333,903    $20,489,347    $26,216,574    $10,901,849
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss)   $        0     $        0    $         0    $        0    $         0    $         0    $         0
--------------------------------------------------------------------------------------------------------------------------
Investment income      $        0     $        0    $         0    $        0    $         0    $         0    $         0
--------------------------------------------------------------------------------------------------------------------------


                       QuickLogic     Spectrian
                       Corporation   Corporation      Total
                       -----------   -----------      -----
September 30, 2000
 Balance
 Shares                    700,000       750,000      7,705,000
 Cost                  $15,576,310   $17,808,101   $134,266,953
Gross Additions
 Shares                    370,000       150,000        805,000
 Cost                  $ 2,711,287   $ 3,036,251   $ 10,257,230
Gross Deductions
 Shares                         --            --             --
 Cost                  $        --   $        --   $         --
September 30, 2001
 Balance
 Shares                  1,070,000       900,000      8,510,000
 Cost                  $18,287,597   $20,844,352   $144,524,183
---------------------------------------------------------------
Realized gain (loss)   $         0   $         0   $          0
---------------------------------------------------------------
Investment income      $         0   $         0   $          0
---------------------------------------------------------------

 * As a result of the Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Fund, Company, or any other client of the Advisor.

** Security that was affiliated during the year ended September 30, 2001, but not at September 30, 2001.

7. LINE OF CREDIT

The Fund has a $50,000,000 secured line of credit with Firstar Bank, N.A. The interest rate on any borrowings is the Bank's announced prime rate and borrowings would be for liquidity purposes. The Fund pays a commitment fee equal to the amount of the line at a rate of 0.12% per annum. During the year ended September 30, 2001, the Fund did not draw upon the line of credit.

8. DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

For the fiscal year ended September 30, 2001, the Fund designated $98,597,713 as long-term capital gains for purposes of the dividends paid deduction.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Kopp Funds, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kopp Emerging Growth Fund (the "Fund")(a portfolio within Kopp Funds, Inc.) at September 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, all in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Fund as of September 30, 2000 and for all periods ended at or prior thereto were audited by other independent accountants whose report dated October 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
October 29, 2001
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DIRECTORS

LeRoy C. Kopp
Robert L. Stehlik
Thomas R. Stuart

OFFICERS

LeRoy C. Kopp, Chief Executive Officer and President
John P. Flakne, Chief Financial Officer and Treasurer
Kathleen S. Tillotson, Executive Vice President and Secretary
Gregory S. Kulka, First Vice President

INVESTMENT ADVISER

KOPP INVESTMENT ADVISORS, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435
                                                            EMERGING GROWTH FUND

ADMINISTRATOR AND TRANSFER AGENT                        ANNUAL REPORT 2001

FIRSTAR MUTUAL FUND SERVICES, LLC

For Overnight deliveries,    For regular mail deliveries,
use:                         use:
Kopp Funds, Inc.             Kopp Funds, Inc.
c/o Firstar Mutual Fund      c/o Firstar Mutual Fund
  Services, LLC              Services, LLC
Third Floor                  P.O. Box 701
615 E. Michigan Street       Milwaukee, WI 53201-0701
Milwaukee, WI 53202

CUSTODIAN

FIRSTAR BANK, N.A.
425 Walnut Street
Cincinnati, OH 45202

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, INC.
7701 France Avenue South, Suite 500
Edina, MN 55435

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 N. Water Street
Milwaukee, WI 53202

Kopp Funds is distributed by Centennial Lakes Capital, Inc., a member of the NASD and an affiliate of Kopp Investment Advisors, Inc. and the Fund.


[KOPP LOGO]
(C)2001 Kopp Investment Advisors, Inc.